Equity and Warrants - Common Stock (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity and Warrants
Shares authorized	410,000,000	410,000,000
Common stock, shares authorized	400,000,000	400,000,000	52,575,160
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001